Long-term investments, net - Fair value of available-for-sale debt investments (Details)	12 Months Ended
Dec. 31, 2025
Long-term investments
Bond Yield	6.07%
Minimum
Long-term investments
Risk-free interest rates	1.38%
Maximum
Long-term investments
Risk-free interest rates	3.55%